Land, Property, Plant and Equipment (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 15, 2015 CNY (¥)	Apr. 15, 2015 CNY (¥)	Feb. 15, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use					¥ 3,804,116	$ 587,254	¥ 0	¥ 0
Property Plant And Equipment Pledged As Collateral For Short Term Borrowings					4,001,055		¥ 10,213,355			$ 617,656
Sale Leaseback Transaction Term							3 months
Sale LeasebackTransaction [Abstract]
Proceeds from Sale of Property, Plant, and Equipment, Total					289,094	44,628	¥ 35,635	¥ 84
Business Combination, Contingent Consideration, Liability	¥ 300,000										¥ 250,000
Long-term Debt, Current Maturities, Total					175,000					27,015
Long-term Debt, Excluding Current Maturities, Total					2,405,898		2,858,153			$ 371,407
Payment Of Installment			¥ 400,000
Cash Consideration For Sale of Machinery And Equipment		¥ 250,000	¥ 300,000
Additional Penalty Charge	¥ 1,750
Repayment Of Cash Consideration		¥ 300,000
Payment Of Interest And Penalty				¥ 28,000
Instant Repayment Of Cash Consideration					75,000
Accumulated Depreciation, Depletion and Amortization, Property Plant and Equipment, Period Increase (Decrease), Total					242,700	37,500
Subsequent Event [Member]
Sale LeasebackTransaction [Abstract]
Debt Instrument, Debt Default, Amount | $									$ 175,000
Hainan Yingli [Member]
Sale LeasebackTransaction [Abstract]
Business Combination, Contingent Consideration, Liability					¥ 250,000
Machinery and Equipment [Member]
Sale LeasebackTransaction [Abstract]
Property, Plant and Equipment, Disposals							405,282
Proceeds from Sale of Property, Plant, and Equipment, Total							¥ 400,000
Remaining Useful Lives Of Leased Assets							7 years
Sale Leaseback Transaction Total Rental Payments						$ 62,242	¥ 403,191